Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax loss carry forward	$ 10,449
Less: valuation allowance	$ (10,449)
Deferred tax assets